Note 4 - Property and Equipment, Net (Details Textual) (Manufacturing Equipment [Member], Fiber Optic Cable [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2014
Manufacturing Equipment [Member] | Fiber Optic Cable [Member]
Property, Plant and Equipment, Net [Abstract]
Other Commitment	$ 2.8